Exchange rates USD to GBP foreign exchange rates (Tables)	6 Months Ended
Sep. 30, 2018
Foreign exchange rates [abstract]
Schedule of Average and Closing Foreign Exchange Rates	The US dollar to pound sterling exchange rates used were:

30 September	2018	2017	Year Ended 31 March 2018

Closing rate applied at period end	1.30	1.34	1.40
Average rate applied for the period	1.31	1.31	1.36